Other Assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Assets
Schedule of Other Assets

	December 31	December 31
($ millions)	2025	2024
Investments(1)	337	347
Long-term third party receivable(1)	410	513
Pensions (note 22)	1 121	617
Other(1)	109	82
	1 977	1 559
(1)	Prior period amounts have been reclassified to align with current period presentation of Investments, Long-term third party receivable and Other.